DEI Document	Mar. 09, 2020
Entity Information [Line Items]
Entity Central Index Key	0001212545
Amendment Flag	false
Document Type	8-K
Document Period End Date	Mar. 09, 2020
Entity Registrant Name	WESTERN ALLIANCE BANCORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32550
Entity Tax Identification Number	88-0365922
Entity Address, Address Line One	One E. Washington Street
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85004
City Area Code	602
Local Phone Number	389-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 Par Value
Trading Symbol	WAL
Security Exchange Name	NYSE
Subordinated Debt [Member]
Entity Information [Line Items]
Title of 12(b) Security	6.25% Subordinated Debentures due 2056
Trading Symbol	WALA
Security Exchange Name	NYSE